Mine Care and Maintenance (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Mine Care and Maintenance

	2024	2023
Escobal	$24.1	$26.0
Morococha(1)	—	17.9
Navidad	1.8	2.8
MARA (2)	—	20.4
Manantial Espejo	6.4	13.9
	$32.3	$81.0
(1) Morococha was disposed on September 22, 2023 (Note 9).
(2) MARA was disposed on September 20, 2023 (Note 9).